Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2016		2015		2014
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$367		$319		$352

Income taxes at statutory rate	$128	35%	$112	35%	$123	35%
Effect of permanent items	(1)	—%	(4)	(1%)	(3)	(1%)
Provision for income taxes as shown in the statement of earnings	$127	35%	$108	34%	$120	34%

Components of income tax provision (credit)
The total income tax provision (credit) consists of (in millions):

	2016	2015	2014
Current taxes:
Federal	$185	$133	$170
State	4	2	4
Deferred taxes:
Federal	(62)	(27)	(54)
Provision for income taxes	$127	$108	$120

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2016			2015
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$489	$27	$516	$404	$22	$426
Other, net	19	(5)	14	22	(4)	18
Total deferred tax assets	508	22	530	426	18	444
Deferred tax liabilities:
Investment securities	4	(265)	(261)	(6)	(203)	(209)
Deferred policy acquisition costs	(375)	96	(279)	(348)	82	(266)
Total deferred tax liabilities	(371)	(169)	(540)	(354)	(121)	(475)
Net deferred tax assets (liabilities)	$137	$(147)	$(10)	$72	$(103)	$(31)

Progression of the liability for uncertain tax positions, excluding interest and penalties
The following is a progression of GALIC’s uncertain tax positions, excluding interest and penalties, which all relate to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in millions):

	2016	2015	2014
Balance at January 1	$—	$—	$13
Reductions for tax positions of prior years	—	—	(4)
Additions for tax positions of current year	—	—	—
Settlements	—	—	(9)
Balance at December 31	$—	$—	$—